International Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (93.3%)	Country	Shares/Par +	Value $ (000’s)
Communication Services (5.2%)
Baidu, Inc., ADR *	China	200,000	26,460
Grupo Televisa SA, ADR	Mexico	1,850,000	21,645
Liberty Global PLC - Class A *	United Kingdom	175,000	4,464
Liberty Global PLC - Class C *	United Kingdom	327,000	8,473
Millicom International Cellular, SDR *	Colombia	220,000	5,560
NetEase, Inc., ADR	China	207,000	18,566
Vodafone Group PLC	United Kingdom	6,421,300	10,535

Total			95,703

Consumer Discretionary (9.8%)
Alibaba Group Holding, Ltd., ADR *	China	320,000	34,816
Booking Holdings, Inc. *	United States	7,600	17,848
Entain PLC *	United Kingdom	570,259	12,231
Honda Motor Co., Ltd.	Japan	1,540,000	43,761
JD.com, Inc., ADR *	China	425,000	24,595
Naspers, Ltd. - Class N	South Africa	103,000	11,661
Prosus NV *	China	605,000	32,027
Yamaha Motor Co., Ltd.	Japan	180,000	4,034

Total			180,973

Consumer Staples (4.7%)
Anheuser-Busch InBev SA/NVBelgium		475,000	28,491
Beiersdorf AG	Germany	137,000	14,396
Imperial Brands PLC	United Kingdom	1,625,000	34,216
Magnit PJSC Æ	Russia	135,000	–
Seven & i Holdings Co., Ltd.	Japan	195,000	9,278

Total			86,381

Energy (7.8%)
Equinor ASA	Norway	395,000	14,822
Ovintiv, Inc.	United States	475,500	25,710
Schlumberger, Ltd.	United States	145,000	5,990
Suncor Energy, Inc.	Canada	1,120,000	36,501
TC Energy Corp.	Canada	400,000	22,568
TotalEnergies SE	France	755,000	38,308

Total			143,899

Financials (25.1%)
Aegon NV	Netherlands	2,450,000	12,930
Aviva PLC	United Kingdom	5,660,000	33,411
Axis Bank, Ltd. *	India	3,900,000	38,763
Banco Santander SA	Spain	14,630,000	49,639
Barclays PLC	United Kingdom	18,030,000	35,025
BNP Paribas SA	France	897,500	51,101
Credicorp, Ltd.	Peru	135,000	23,202
Credit Suisse Group AG	Switzerland	3,700,000	29,193
ICICI Bank, Ltd.	India	4,729,500	45,333
Mitsubishi UFJ Financial Group, Inc.	Japan	3,595,000	22,315
Prudential PLC	United Kingdom	1,110,900	16,410
Standard Chartered PLC	United Kingdom	3,553,865	23,567
UBS Group AG	Switzerland	3,500,000	68,380
XP, Inc. - Class A *	Brazil	460,000	13,846

Total			463,115

Common Stocks (93.3%)	Country	Shares/Par +	Value $ (000’s)
Health Care (18.2%)
Bayer AG	Germany	480,000	32,840
Fresenius Medical Care AG & Co.	Germany	360,000	24,142
GlaxoSmithKline PLC	United States	3,350,000	72,239
Novartis AG	Switzerland	715,000	62,707
Olympus Corp.	Japan	725,100	13,776
Roche Holding AG	Switzerland	143,000	56,553
Sanofi	France	715,000	72,919

Total			335,176

Industrials (5.8%)
Johnson Controls
International PLC	United States	545,000	35,735
Mitsubishi Electric Corp.	Japan	3,030,000	34,875
Nidec Corp.	Japan	80,000	6,338
Schneider Electric SE	United States	98,000	16,362
Smiths Group PLC	United Kingdom	765,000	14,501

Total			107,811

Information Technology (3.4%)
Brother Industries, Ltd.	Japan	385,000	7,011
Kyocera Corp.	Japan	335,000	18,830
Micro Focus International PLC	United Kingdom	515,000	2,730
Murata Manufacturing Co., Ltd.	Japan	205,000	13,551
TE Connectivity, Ltd.	Switzerland	162,000	21,219

Total			63,341

Materials (10.7%)
Akzo Nobel NV	Netherlands	286,000	24,572
Glencore PLC *	Australia	4,225,000	27,457
Holcim, Ltd. *	Switzerland	830,000	40,522
Linde PLC	United Kingdom	55,000	17,723
Mitsubishi Chemical Holdings Corp.	Japan	3,667,300	24,402
Nutrien, Ltd.	Canada	325,000	33,797
Teck Resources, Ltd.	Canada	701,000	28,313

Total			196,786

Real Estate (2.1%)
CK Asset Holdings, Ltd.	Hong Kong	2,534,900	17,325
Daito Trust Construction Co., Ltd.	Japan	126,000	13,369
Hang Lung Group, Ltd.	Hong Kong	4,000,000	8,475

Total			39,169

Utilities (0.5%)
Engie SA *	France	700,000	9,241

Total			9,241

Total Common Stocks (Cost: $1,789,369)			1,721,595

Preferred Stocks (5.0%)
Financials (2.7%)
Itau Unibanco Holding SA	Brazil	8,543,000	49,309

Total			49,309

International Equity Portfolio

Preferred Stocks (5.0%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (2.3%)
Samsung Electronics Co., Ltd.	South Korea	835,000	43,189

Total			43,189

Total Preferred Stocks (Cost: $83,684)			92,498

Short-Term Investments (0.9%)
Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class

Short-Term Investments (0.9%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds continued
0.250%#	United States	16,499,977	16,500

Total			16,500

Total Short-Term Investments (Cost: $16,500)			16,500

Total Investments (99.2%) (Cost: $1,889,553)@			1,830,593

Other Assets, Less Liabilities (0.8%)			13,847

Net Assets (100.0%)			1,844,440

Investments by Country of Risk as a Percentage on Net Assets:
Switzerland	15.2%
United Kingdom	11.7%
Japan	11.3%
United States	10.3%
France	9.4%
China	7.3%
Canada	6.6%
Other	27.4%

Total	99.2%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	CHF	4,004	4,330	4/13/22	$78	$—	$78
Buy	Bank of America, NA	CHF	308	333	4/13/22	6	—	6
Buy	Citibank NA	CHF	308	333	4/13/22	6	—	6
Buy	HSBC Bank USA	CHF	1,232	1,333	4/13/22	24	—	24
Buy	JP Morgan Chase Bank NA	CHF	308	333	4/13/22	6	—	6
Sell	Bank of America NA	CHF	4,425	4,788	4/13/22	—π	—π	—π
Sell	Bank of America, NA	CHF	2,950	3,192	4/13/22	—π	—π	—π
Sell	HSBC Bank USA	CHF	7,374	7,980	4/13/22	7	—	7
Sell	Bank of America NA	CHF	16,998	18,420	5/18/22	—	(20)	(20)
Sell	HSBC Bank USA	CHF	3,285	3,566	6/15/22	—	(41)	(41)
Sell	Standard Chartered Bank	CHF	4,928	5,349	6/15/22	—	(64)	(64)
Buy	Bank of America NA	CNH	50,100	7,872	4/27/22	18	(15)	3
Buy	HSBC Bank USA	CNH	104,300	16,389	4/27/22	43	(32)	11
Sell	Bank of America NA	CNH	219,779	34,536	4/27/22	—	(296)	(296)
Sell	JP Morgan Chase Bank NA	CNH	219,779	34,367	8/10/22	—	(408)	(408)
Sell	Bank of America NA	CNH	36,000	5,610	12/7/22	—	(78)	(78)
Sell	HSBC Bank USA	CNH	219,778	34,251	12/7/22	—	(570)	(570)
Sell	HSBC Bank USA	CNH	28,450	4,431	1/11/23	—	(31)	(31)
Sell	JP Morgan Chase Bank NA	CNH	10,350	1,612	1/11/23	—	(15)	(15)
Sell	Standard Chartered Bank	CNH	18,100	2,819	1/11/23	—	(15)	(15)
Sell	HSBC Bank USA	CNH	36,500	5,682	2/8/23	—	(30)	(30)
Sell	Citibank NA	CNH	20,150	3,134	3/22/23	—	(16)	(16)
Sell	JP Morgan Chase Bank NA	CNH	37,650	5,856	3/22/23	—	(37)	(37)
Sell	Standard Chartered Bank	CNH	17,500	2,722	3/22/23	—	(21)	(21)
Sell	Goldman Sachs Bank USA	CNY	55,000	8,577	1/11/23	—	(72)	(72)
						$188	$(1,761)	$(1,573)

International Equity Portfolio

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)

	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$188	—	$188	$(1,761)	—	—	$(1,761)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,889,553 and the net unrealized depreciation of investments based on that cost was $60,533 which is comprised of $119,262 aggregate gross unrealized appreciation and $179,795 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Preferred Stocks
All Others	$49,309	$43,189	$—
Common Stocks
Communication Services	79,608	16,095	—
Consumer Discretionary	77,259	103,714	—
Consumer Staples	—	86,381	—
Energy	90,769	53,130	—
Financials	37,048	426,067	—
Industrials	35,735	72,076	—
Information Technology	21,219	42,122	—
Materials	62,110	134,676	—
All Others	—	383,586	—
Short-Term Investments	16,500	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	188	—

Total Assets:	$469,557	$1,361,224	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(1,761)	—

Total Liabilities:	$—	$(1,761)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2022.

For the period ended March 31, 2022, there was a transfer from Level 2 to Level 3 in the amount of $0 (in thousands). This transfer was the result of the third party vendor not being able to provide a daily price due to the liquidity and current market conditions in Russia.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand